Subsequent Events - Additional Information (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
Feb. 28, 2013
Bull Ray | Subsequent Event
Subsequent Event [Line Items]
Purchase price	$ 42.0
Ben Avon | Subsequent Event
Subsequent Event [Line Items]
Purchase price	$ 55.0
Ben Avon | Rig commitment, Cabinda Gulf Oil Company Limited
Subsequent Event [Line Items]
Rig commitment period	3 years